Deferred tax - Summary of deferred tax assets and liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax
Deferred tax assets	€ 1,363	€ 4,032	€ 4,475
Deferred tax liabilities	20,148
Deferred tax assets unrecognized	460,102	408,892	365,639
Deferred taxes in the consolidated statement of operations	1,227	(404)	(157)
Tax benefit arising from previously unrecognized tax assets used to reduce deferred tax expense (+)	1,677	1,411	581
Deferred tax benefit/expenses (-) relating to temporary differences	1,899	(629)	(44)
Deferred tax expenses relating to use of previously recognized deferred tax assets	€ (2,348)	€ (1,185)	€ (695)